Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 12, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Expenses related to patents	$ 30,000	$ 146,077	$ (18,754)	$ 299,046	$ 69,149	$ 650,439	$ 32,929
Securities excluded from the computation of potentially dilutive securities						159,049	9,917,672
Securities convertible into equity
Accounting Policies [Abstract]
Securities excluded from the computation of potentially dilutive securities							9,522,672
securities convertible into equity, per share							$ 1.31